Loan from Related Party (Details Narrative) (10K) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2016	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014
Debt principal amount				$ 9,000		$ 9,000		$ 91,166	$ 91,166
Established debt discount
Amortization of debt discount
Cumulative interest										$ 96,579	$ 0
March 2014 Convertible Promissory Note [Member]
Debt interest rate			12.50%
Debt maturity date			Mar. 31, 2015
Debt principal amount			$ 157,500
Percentage of common stock conversion price			50.00%
Embedded conversion feature of convertible debt			$ 305,039
Convertible debt fair value								165,542
Established debt discount		$ 78,534	$ 157,500					0		78,534
Amortization of debt discount										78,966
June 2014 Convertible Promissory Note [Member]
Debt interest rate												12.50%
Debt maturity date		Jun. 30, 2015
Debt principal amount												$ 110,741
Percentage of common stock conversion price		50.00%
Embedded conversion feature of convertible debt		$ 213,207
Convertible debt fair value								116,395
Established debt discount		$ 82,828						0		82,828		$ 110,741
Amortization of debt discount										$ 27,913
September 2014 Convertible Promissory Note [Member]
Debt interest rate		12.50%								12.50%
Debt maturity date		Sep. 30, 2015
Debt principal amount		$ 98,575								$ 98,575
Percentage of common stock conversion price		50.00%
Embedded conversion feature of convertible debt		$ 181,771
Convertible debt fair value								103,608
Established debt discount		98,575						0		98,575
Amortization of debt discount										0
September 2014 Convertible Promissory Note One [Member]
Established debt discount		$ 61,273						0		$ 61,273
Amortization of debt discount								$ 0
October 2016 Convertible Promissory Note [Member]
Debt interest rate	8.00%
Debt maturity date	Sep. 30, 2017
Debt principal amount	$ 155,300